Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors	12 Months Ended
	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ¥ / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares ¥ / shares	Dec. 31, 2019 $ / shares
Expected volatility, minimum	46.68%	46.68%	45.25%	45.25%	41.81%	41.81%
Expected volatility, maximum	47.79%	47.79%	48.26%	48.26%	42.09%	42.09%
Risk-free interest rate, minimum (per annum)	1.11%	1.11%	0.67%	0.67%	1.80%	1.80%
Risk-free interest rate,maximum (per annum)	1.64%	1.64%	0.88%	0.88%	1.81%	1.81%
Exercise multiples			$ 2	$ 2
Expected term (in years)	10 years	10 years	10 years	10 years	10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | ¥ / shares	¥ 23.0		$ 25.5		¥ 35.6
Minimum
Exercise multiples	¥ 1.5	$ 1.5			¥ 1.5	$ 1.5
Fair value of the underlying shares on the date of grants (US$)		1.91		$ 3.15		5.02
Maximum
Exercise multiples	¥ 2.5	2.5			¥ 2.5	2.5
Fair value of the underlying shares on the date of grants (US$)		$ 6.31		$ 4.15		$ 6.02